STOCK BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule Of Share Based Compensation Activity
Total stock-based compensation to employees and non-employees for the three and six months ended June 30, 2014 and 2013, respectively, is presented in the following table:

	Three Months Ended		Six Months Ended
	June 30, 2014	June 30, 2013	June 30, 2014	June 30, 2013
(dollars in thousands)

Employee option awards	$493	-	$1,054	-
Non employee compensation expenses	83	-	114	-
Non-employee restricted stock awards	-	-	3,088	-
Total compensation expense	$576	-	$4,256	-

Total stock-based compensation to employees and non-employees for the year ended December 31, 2013 and 2012 is presented in the following table:
(dollars in thousands)

	Year Ended December 31, 2013	Year Ended December 31, 2012
Employee Option Awards	$212	$—
Employee Restricted Stock Awards	614	—
Non-employee Restricted Stock Awards	7,566	—
Total Compensation Expense	$8,392	$—

Schedule Of Share Based Compensation Stock Options Activity
A summary of the status of the Company’s stock option plans and the changes during the six months ended June 30, 2014, is presented in the table below:

	Number of Shares	Weighted Average Exercise Price	Intrinsic Value	Weighted Average Remaining Contractual Life (in years)

Outstanding at December 31, 2013	2,305,000	$3.96	130	9.9
Options Granted	1,238,000	$3.50	-	9.0
Options Exercised	-
Options Cancelled	(320,000)	$4.05
Outstanding at June 30, 2014	3,223,000	$3.78	-	8.9

Options vested and exercisable	300,000	$3.38	-	2.8

A summary of the status of the Company’s stock option plans and the changes during the year ended December 31, 2013, is presented in the table below:
(dollars in thousands)

	Number of Shares	Weighted Average Exercise Price		Total Weighted Average Intrinsic Value		Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2012	—	$		$
Options Assumed in the Merger	200,000		3.05		—	4.2
Options Granted	2,105,000		4.05
Options Exercised	—
Options Cancelled	—
Outstanding at December 31, 2013	2,305,000		3.96		130	9.3
Options Vested and Expected to Vest	2,305,000		3.96		130	9.3
Options Vested and Exercisable	200,000		$3.05		$130	3.2

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used
These options have an aggregate grant date fair value of approximately $1.1 million utilizing the Black-Scholes option pricing model with the following assumptions used:

Exercise Price	$3.10 - $3.80
Term	10 years
Expected Life	5.4 – 6.5 years
Volatility	62.8% – 72.7%
Dividends	0%
Risk Free Rate of Interest	1.64% - 2.38%
Vesting:	March 2015 – June 2017

Non Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used
These options have an aggregate grant date fair value of approximately $0.3 million utilizing the Black-Scholes option pricing model with the following assumptions used:

Exercise Price	$3.10 - $3.80
Term	10 years
Remaining Contractual Life	9.8 – 10 years
Volatility	72.7%
Dividends	0%
Risk Free Rate of Interest	2.53%
Vesting:	March 2015 – June 2016